Borrowings - Schedule of Detailed Information About Borrowings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 37,784	£ 40,998
Commercial paper	269
Other loans	500	1,929
Bank loans	313	317
Bank overdrafts	346	249
Lease liabilities	446	475
Borrowings	£ 39,658	43,968
Eurobonds One
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Euro
Bonds and notes	£ 7,316	£ 8,875
Eurobonds One | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2022
Borrowings, interest rate	0.90%
Eurobonds One | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2045
Borrowings, interest rate	3.10%
Eurobonds Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Euro*
Borrowings, interest rate basis		3M EURIBOR + 50bps
Bonds and notes	£ 0	£ 984
Eurobonds Three
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	UK sterling
Bonds and notes	£ 4,086	4,590
Eurobonds Three | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2022
Borrowings, interest rate	2.10%
Eurobonds Three | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2055
Borrowings, interest rate	7.30%
Eurobonds Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Swiss franc
Borrowings, maturity	2026
Borrowings, interest rate	1.40%
Bonds and notes	£ 203	540
Bonds Issued One
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	U.S. dollar
Bonds and notes	£ 25,625	25,461
Bonds Issued One | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2022
Borrowings, interest rate	1.70%
Bonds Issued One | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2050
Borrowings, interest rate	8.10%
Bonds Issued Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	U.S. dollar
Borrowings, maturity	2022
Borrowings, interest rate basis	USD 3m LIBOR + 88bps
Bonds and notes	£ 554	£ 548